DECEMBER 31, 2011
ANNUAL REPORT

INTERNATIONAL

Templeton Dragon Fund, Inc.

FRANKLIN TEMPLETON INVESTMENTS

Franklin · **Templeton** · Mutual Series

Annual Report

Templeton Dragon Fund, Inc.

Your Fund’s Goal and Main Investments: Templeton Dragon Fund seeks long-term capital appreciation by investing at least 45% of its total assets in equity securities of “China companies,”

as defined in the Fund’s prospectus.

Dear Shareholder:

This annual report for Templeton Dragon Fund covers the fiscal year ended December 31, 2011.

Economic and Market Overview

China’s fundamental and financial strength was evident in 2011 as the country continued to report generally strong economic data, albeit a moderation from 2010. This strength, however, was not reflected in China’s equity prices as the eurozone sovereign debt crisis and U.S. fiscal concerns led many investors to hold cash, shying away from many investments in developed and emerging markets.

China remained one of the world’s fastest growing major economies. Its economy grew 8.9% year-over-year in the fourth quarter of 2011, compared to 9.1% in the third quarter and 9.5% in the second quarter.1 This brought the country’s 2011 economic growth rate to 9.2%, moderating from the 2010 pace of 10.4%.1 Consumption, exports and investment remained key drivers. After raising the benchmark interest rate three times and the commercial bank reserve requirement six times in the first seven months of 2011 to curb excess liquidity and inflationary pressures, the People’s Bank of China cut its commercial bank reserve requirement from a record high of 21.5% to 21.0% in the

1. Source: National Bureau of Statistics, China.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 9.

Annual Report | 1

year’s final quarter. It was the central bank’s first such reduction since 2008, potentially signaling the end of more tightening measures in this cycle. The government had also implemented tightening measures to cool the property market. Inflationary pressures began to ease in the latter part of 2011, after reaching a peak of 6.7% in July.1 The inflation rate moderated to 4.1% year-
over-year in December, as food and housing price appreciation slowed.1

The greater China region’s stock prices remained largely range bound in the first half of 2011, as measured by the MSCI Golden Dragon Index, which tracks stock market performance in China, Taiwan and Hong Kong. The region’s stock markets, however, declined in August, largely due to Standard & Poor’s downgrade of the U.S. long-term sovereign credit rating to AA+ from AAA, and then again in September, as the prolonged eurozone sovereign debt crisis and lack of a comprehensive solution created significant confusion and volatil-
ity in global financial markets.

In October, however, global equity prices rallied, and the greater China region market recorded a double-digit return for the month. Investors welcomed strong corporate earnings reports, the release of positive U.S. economic data, and the
European Union’s plans to recapitalize its banks and leverage the European
Financial Stability Facility. This rally proved short-lived, and global equity markets corrected again in the final two months of 2011, largely due to the slow progress by European leaders to resolve the eurozone debt crisis. In this environment, the MSCI Golden Dragon Index had a -18.36% total return in
U.S. dollar terms in 2011.2

Investment Strategy

Our investment strategy employs a fundamental, value-oriented, long-term approach. In selecting companies for investment, we will consider overall growth prospects, competitive positions in export markets, technologies, research and development, productivity, labor costs, and raw material costs and sources. Additional considerations include profit margins, returns on investment, capital resources, government regulation, management and other factors in comparison to other companies around the world that we believe are comparable.

Our approach to selecting investments emphasizes fundamental company-by-
company analysis (rather than broader analyses of specific industries or sectors

2. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

2 | Annual Report

of the economy), to construct an “action list” from which we make our buy decisions. Although we will consider historical value measures, the primary factor in selecting securities for investment by the Fund will be the company’s current price relative to its long-term earnings potential.

Performance Overview

Templeton Dragon Fund had cumulative total returns of -9.44% in market price terms and -9.05% in net asset value terms for the 12 months under review. You can find the Fund’s long-term performance data in the Performance Summary on page 6.

Manager’s Discussion

During the 12 months under review, major detractors from the Fund’s absolute performance included CNOOC, one of China’s largest offshore oil and natural gas exploration and production companies; Yanzhou Coal Mining, one of
China’s major coal producers; and Shanghai Industrial Holdings, a major industrial conglomerate with interests in infrastructure, industry and property development primarily in China and Hong Kong. CNOOC’s share price per-
formed in tandem with crude oil prices, which weakened during the year. Despite strong earnings in the earlier part of 2011, Yanzhou Coal Mining’s stock lost value due to coal price weakness, particularly coking coal, and investor concerns about the adverse currency impact from Yanzhou’s Australian interests. In our long-term view at year-end, Yanzhou Coal Mining and CNOOC should benefit from rising energy demand and the long-term uptrend in commodity prices due to the ongoing industrialization of China and other emerging market countries.
Shanghai Industrial’s stock price was adversely affected by government measures to cool the overheated property market. Over the longer term, however, we believed strong economic growth, rising incomes and improving living standards have the potential to boost real estate demand in China.

Major contributors to absolute performance during the reporting period inclu-
ded Sinopec (China Petroleum & Chemical), one of China’s largest integrated energy companies; Cheung Kong Infrastructure Holdings, a diversified infra-
structure group in Hong Kong; and China Unicom, one of the country’s leading mobile phone operators. Sinopec’s share price rose largely due to the company’s higher earnings, as well as the government’s decision to raise the petroleum windfall tax threshold. The company stands to benefit from rising oil demand and increasing refined petroleum and petrochemical products usage as con-
sumer wealth increases. Cheung Kong Infrastructure’s strong diversification strategy resulted in the company’s portfolio of infrastructure investments with defensive earnings. China Unicom gained greater market presence as demand for its mobile services rose due to its adoption of smartphone technology, which

Annual Report | 3

we believed made the company’s stock more attractive to investors looking for relatively defensive positions. In our view at period-end, China Unicom’s long-
term appeal is its exposure to growing telecommunication services demand by increasingly wealthy and discriminating Chinese consumers.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the
12 months ended December 31, 2011, the U.S. dollar rose in value relative to most currencies. As a result, the Fund’s performance was negatively affected by the portfolio’s investment predominantly in securities with non-U.S.
currency exposure.

During the year, the Fund added construction materials, paper products, semi-
conductor, computer storage and peripherals, and industrial machinery companies. Key investments during the period included new positions in Anhui
Conch Cement, one of China’s largest cement producers; Nine Dragons Paper, a Chinese company that is Asia’s biggest containerboard paper manufacturer;
and Catcher Technology, a Taiwanese company that is the world’s biggest magnesium die-casting company in the 3C (computer, communications and consumer electronics) industry.

Conversely, the Fund reduced investments in Hong Kong and China via Hong
Kong-listed China H and China Red Chip shares to raise funds for dividend payments and be better positioned in stocks we considered more attractively valued within our investment universe.3 Additionally, we sold our holdings in certain companies that reached their target prices during the period. Key sales included reduction of the Fund’s positions in Hong Kong-based Dairy Farm
International Holdings, whose core businesses consist of supermarkets, hyper-
markets, and health and beauty, convenience and home furnishing stores in Asia;
SJM Holdings, a casino operator in Macau, a special administrative region of
China; and China Life Insurance, a major provider of life, accident and health insurance products and services in China.

3. “China H” denotes shares of China-incorporated, Hong Kong Stock Exchange-listed companies with most businesses in China. “Red Chip” denotes shares of Hong Kong Stock Exchange-listed companies with significant exposure to China.

4 | Annual Report

Thank you for your continued participation in Templeton Dragon Fund. We look forward to serving your future investment needs.

Sincerely,

Annual Report | 5

Performance Summary as of 12/31/11

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any unreal-
ized gains on the sale of Fund shares.

Endnotes

All investments involve risks. Special risks are associated with foreign investing, including currency volatility, economic instability and political devel-
opments of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Also, as a nondiversified investment company investing in “China companies,” the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated.
2. Assumes reinvestment of distributions based on net asset value.
3. Assumes reinvestment of distributions based on the dividend reinvestment and cash purchase plan.

6 | Annual Report

Important Notice to Shareholders

Share Repurchase Program

The Fund’s Board previously authorized management to implement an open-
market share repurchase program pursuant to which the Fund may purchase
Fund shares, from time to time, in open-market transactions, at the discretion of management. This authorization remains in effect.

Annual Report | 7

8 | The accompanying notes are an integral part of these financial statements. | Annual Report

Templeton Dragon Fund, Inc.

Statement of Investments, December 31, 2011

	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests 100.0%			
Air Freight & Logistics 0.1%			
Sinotrans Ltd., H	China	5,999,000	$ 1,073,649
Auto Components 1.9%			
Cheng Shin Rubber Industry Co. Ltd.	Taiwan	9,352,662	20,227,814
Automobiles 4.4%			
Chongqing Changan Automobile Co. Ltd., B	China	10,529,104	3,768,819
Dongfeng Motor Group Co. Ltd., H	China	14,522,000	25,055,339
[a] Great Wall Motor Co. Ltd., H	China	5,180,345	7,563,813
Guangzhou Automobile Group Co. Ltd., H	China	3,657,584	3,051,676
Jiangling Motors Corp. Ltd., B	China	3,635,020	6,926,879
			46,366,526
Beverages 0.6%			
Yantai Changyu Pioneer Wine Co. Ltd., B	China	538,490	5,893,396
Chemicals 0.1%			
Yingde Gases Group Co. Ltd.	China	1,273,500	1,300,293
Commercial Banks 8.5%			
Agricultural Bank of China Ltd., H	China	5,919,000	2,553,067
Bank of China Ltd., H	China	59,032,600	21,814,380
BOC Hong Kong (Holdings) Ltd.	China	4,903,500	11,616,975
China Construction Bank Corp., H	China	47,622,272	33,233,682
China Minsheng Banking Corp. Ltd., H	China	3,613,500	3,135,862
Industrial and Commercial Bank of China Ltd., H	China	28,747,950	17,100,859
			89,454,825
Commercial Services & Supplies 0.1%			
[b,c] Fook Woo Group Holdings Ltd.	China	5,424,078	949,804
Communications Equipment 0.6%			
HTC Corp.	Taiwan	265,597	4,358,650
ZTE Corp., H	China	674,204	2,113,778
			6,472,428
Computers & Peripherals 3.7%			
Advantech Co. Ltd.	Taiwan	1,642,990	4,546,230
Asustek Computer Inc.	Taiwan	2,032,503	14,462,750
Catcher Technology Co. Ltd.	Taiwan	674,000	3,126,861
Lite-On IT Corp.	Taiwan	6,691,964	5,502,061
Pegatron Corp.	Taiwan	2,477,066	2,695,041
Simplo Technology Co. Ltd.	Taiwan	1,426,740	8,338,550
			38,671,493
Construction Materials 0.5%			
Anhui Conch Cement Co. Ltd., H	China	1,310,000	3,887,866
Asia Cement China Holdings Corp.	China	3,381,500	1,584,820
			5,472,686
Distributors 2.1%			
Dah Chong Hong Holdings Ltd.	Hong Kong	18,886,520	22,250,619

Annual Report | 9

Templeton Dragon Fund, Inc.

Statement of Investments, December 31, 2011 *(continued)*

	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)			
Diversified Telecommunication Services 1.0%			
China Telecom Corp. Ltd., H	China	7,904,000	$ 4,498,195
China Unicom (Hong Kong) Ltd.	China	2,846,752	5,996,557
			10,494,752
Electric Utilities 3.3%			
Cheung Kong Infrastructure Holdings Ltd.	Hong Kong	5,919,000	34,485,457
Electrical Equipment 0.3%			
Dongfang Electric Corp. Ltd., H	China	1,140,000	3,390,673
Food & Staples Retailing 19.2%			
Beijing Jingkelong Co. Ltd., H	China	3,229,447	2,785,942
China Resources Enterprise Ltd.	China	5,818,000	19,888,741
Dairy Farm International Holdings Ltd.	Hong Kong	19,275,178	179,837,411
			202,512,094
Food Products 2.7%			
China Foods Ltd.	China	16,200,000	12,619,422
[b] People's Food Holdings Ltd.	China	2,839,877	1,423,113
Shenguan Holdings Group Ltd.	China	14,572,000	8,424,314
[a] Uni-President China Holdings Ltd.	China	4,180,000	2,502,639
Uni-President Enterprises Corp.	Taiwan	1,571,163	2,295,657
[b] Xiwang Sugar Holdings Co. Ltd.	China	11,121,681	1,661,107
[b] Xiwang Sugar Holdings Co. Ltd., wts., 2/22/12	China	1,853,613	—
			28,926,252
Hotels, Restaurants & Leisure 0.7%			
NagaCorp Ltd.	Cambodia	17,896,875	4,539,547
SJM Holdings Ltd.	Hong Kong	1,888,000	3,062,962
			7,602,509
Independent Power Producers & Energy Traders 0.7%			
Datang International Power Generation Co. Ltd., H	China	18,000,000	5,979,450
Guangdong Electric Power Development Co. Ltd., B	China	4,892,183	1,908,598
			7,888,048
Industrial Conglomerates 1.5%			
Shanghai Industrial Holdings Ltd.	China	5,884,000	16,174,825
Insurance 0.9%			
AIA Group Ltd.	Hong Kong	1,593,400	4,975,143
China Life Insurance Co. Ltd., H	China	1,777,000	4,397,541
			9,372,684
Internet Software & Services 0.6%			
[b] Sohu.com Inc.	China	118,700	5,935,000
IT Services 0.4%			
Travelsky Technology Ltd., H	China	8,444,559	4,392,658
Leisure Equipment & Products 0.1%			
Yorkey Optical International Cayman Ltd.	China	11,491,000	1,176,235

10 | Annual Report

// Templeton Dragon Fund, Inc.

Statement of Investments, December 31, 2011 *(continued)*

Templeton Dragon Fund, Inc.

Statement of Investments, December 31, 2011 *(continued)*

	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)			
Machinery 1.3%			
[a] Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd., H	China	4,551,820	$ 4,899,598
China National Materials Co. Ltd., H	China	3,518,000	1,250,184
[a] Lonking Holdings Ltd.	China	23,065,000	7,810,490
			13,960,272
Marine 0.4%			
China Shipping Development Co. Ltd., H	China	2,922,000	1,824,698
Sinotrans Shipping Ltd.	China	7,675,000	1,867,709
			3,692,407
Metals & Mining 1.5%			
Angang Steel Co. Ltd., H	China	4,778,000	3,451,263
Jiangxi Copper Co. Ltd., H	China	5,334,000	11,510,551
Shougang Fushan Resources Group Ltd.	China	2,560,000	860,299
			15,822,113
Multiline Retail 0.1%			
[d] Springland International Holdings Ltd., 144A	China	1,176,000	770,716
Oil, Gas & Consumable Fuels 29.3%			
China Coal Energy Co., H	China	4,662,000	5,030,201
China Petroleum and Chemical Corp., H	China	97,904,000	103,241,285
China Shenhua Energy Co. Ltd., H	China	7,424,000	32,261,221
CNOOC Ltd.	China	38,862,000	68,150,856
Inner Mongolia Yitai Coal Co. Ltd, B	China	327,800	1,630,150
PetroChina Co. Ltd., H	China	52,788,000	65,860,958
Yanzhou Coal Mining Co. Ltd., H	China	15,172,000	32,388,917
			308,563,588
Paper & Forest Products 0.3%			
Nine Dragons Paper Holdings Ltd.	China	5,059,000	3,204,785
Pharmaceuticals 0.2%			
Tong Ren Tang Technologies Co. Ltd., H	China	2,013,000	2,203,088
Real Estate Management & Development 3.4%			
Agile Property Holdings Ltd.	China	2,960,000	2,652,589
Cheung Kong (Holdings) Ltd.	Hong Kong	727,000	8,663,231
Hopewell Holdings Ltd.	Hong Kong	6,193,000	15,836,142
Soho China Ltd.	China	13,429,000	8,956,586
			36,108,548
Semiconductors & Semiconductor Equipment 4.3%			
MediaTek Inc.	Taiwan	548,648	5,027,235
Realtek Semiconductor Corp.	Taiwan	720,463	1,055,062
Siliconware Precision Industries Co.	Taiwan	1,157,000	1,035,321
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	15,373,136	38,477,256
			45,594,874
Textiles, Apparel & Luxury Goods 0.2%			
[a] Anta Sports Products Ltd.	China	1,890,000	2,258,285

Annual Report | 11

aA portion or all of the security is on loan at December 31, 2011. See Note 1(c).
bNon-income producing.
cSecurity has been deemed illiquid because it may not be able to be sold within seven days.
dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933.
eSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.
fSee Note 1(c) regarding securities on loan.
gThe rate shown is the annualized seven-day yield at period end.

12 | The accompanying notes are an integral part of these financial statements. | Annual Report

Annual Report | The accompanying notes are an integral part of these financial statements. | 13

14 | The accompanying notes are an integral part of these financial statements. | Annual Report

Templeton Dragon Fund, Inc.

Financial Statements *(continued)*

Statements of Changes in Net Assets

	Year Ended December 31, 2011	2010
Increase (decrease) in net assets:		
Operations:		
Net investment income	$ 18,702,063	$ 12,826,639
Net realized gain (loss) from investments and foreign currency transactions	43,261,275	67,418,170
Net change in unrealized appreciation (depreciation) on investments and translation of other assets and liabilities denominated in foreign currencies	(180,698,322)	152,137,595
Net increase (decrease) in net assets resulting from operations	(118,734,984)	232,382,404
Distributions to shareholders from:		
Net investment income	(14,304,756)	(20,178,907)
Net realized gains	(70,595,873)	(46,678,864)
Total distributions to shareholders	(84,900,629)	(66,857,771)
Net increase (decrease) in net assets	(203,635,613)	165,524,633
Net assets:		
Beginning of year	1,258,237,235	1,092,712,602
End of year	$1,054,601,622	$1,258,237,235
Undistributed net investment income included in net assets:		
End of year	$ 12,936,592	$ 6,748,891

Annual Report | The accompanying notes are an integral part of these financial statements. | 15

Templeton Dragon Fund, Inc.

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Dragon Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a closed-end investment company.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Directors, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to

16 | Annual Report

Templeton Dragon Fund, Inc.

Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

a. Financial Instrument Valuation (continued)

minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific mar-
ket proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are trans-
lated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S.
dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund’s Board of Directors.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unre-
alized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the dif-
ference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Lending

The Fund participates in an agency based security lending program. The fund receives cash col-
lateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund on the next business day. The collateral is invested in a non-registered money fund managed

Annual Report | 17

Templeton Dragon Fund, Inc.

Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

c. Securities Lending (continued)

by the fund’s custodian on the fund’s behalf. The fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the fund. The securities lending agent has agreed to indemnify the fund in the event of default by a third party borrower.

d. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue
Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of December 31, 2011, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date.
Distributions to shareholders are recorded on the ex-dividend date and are determined accord-
ing to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the
United States of America. These differences may be permanent or temporary. Permanent differ-
ences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassi-
fied, as they may reverse in subsequent periods.

18 | Annual Report

Templeton Dragon Fund, Inc.

Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assump-
tions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and directors are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that con-
tain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. CAPITAL STOCK

At December 31, 2011, there were 100 million shares authorized ($0.01 par value). During the year ended December 31, 2011 and the year ended December 31, 2010 there were no shares issued; all reinvested distributions were satisfied with previously issued shares purchased in the open market.

The Fund’s Board of Directors previously authorized an open-market share repurchase program pursuant to which the Fund may purchase, from time to time, Fund shares in open-market transactions, at the discretion of management. This authorization remains in effect. During the years ended December 31, 2011 and December 31, 2010, there were no shares repurchased.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and directors of the Fund are also officers and/or directors, of the following subsidiaries:

Annual Report | 19

Templeton Dragon Fund, Inc.

Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES (continued)

a. Management Fees

Effective May 1, 2011, the Fund pays an investment management fee to TAML based on the average weekly net assets of the Fund as follows:

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.15% per year of the average weekly net assets of the Fund.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended December 31, 2011, there were no credits earned.

5. INCOME TAXES

The tax character of distributions paid during the years ended December 31, 2011 and 2010, was as follows:

20 | Annual Report

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended
December 31, 2011, aggregated $24,486,531 and $87,156,224, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money
Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the
Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associ-
ated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility.
In addition, certain foreign securities may not be as liquid as U.S. securities.

Annual Report | 21

Templeton Dragon Fund, Inc.

Notes to Financial Statements (continued)

9. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are sum-
marized in the following fair value hierarchy:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associ-
ated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of December 31, 2011, in valuing the Fund’s assets and liabilities carried at fair value:

22 | Annual Report

Templeton Dragon Fund, Inc.

Notes to Financial Statements (continued)

10. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted Accounting Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Fund believes the adoption of the ASU will not have a material impact on its financial statements.

11. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Annual Report | 23

Templeton Dragon Fund, Inc.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of Templeton Dragon Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Templeton
Dragon Fund, Inc. (the “Fund”) at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United
States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011, by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
February 15, 2012

24 | Annual Report

Templeton Dragon Fund, Inc.

Annual Meeting of Shareholders, May 27, 2011 (unaudited)

The Annual Meeting of Shareholders of the Fund was held at the Fund’s offices, 500 East Broward
Boulevard, Fort Lauderdale, Florida, on May 27, 2011. The purpose of the meeting was to elect four Directors of the Fund and to ratify the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm of the Fund for the fiscal year ending December 31,
2011. At the meeting, the following persons were elected by the shareholders to serve as Directors of the Fund: Harris J. Ashton, Frank J. Crothers, J. Michael Luttig and Constantine D.
Tseretopoulos.* Shareholders also ratified the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm of the Fund for the fiscal year ending December 31,
2011. No other business was transacted at the meeting.

The results of the voting at the Annual Meeting are as follows:

Annual Report | 25

Templeton Dragon Fund, Inc.

Dividend Reinvestment and Cash Purchase Plan

The Fund offers a Dividend Reinvestment and Cash Purchase Plan (the “Plan”) with the following features:

If shares of the Fund are held in the shareholder’s name, the shareholder will automatically be a participant in the Plan, unless he elects to withdraw. If shares are registered in the name of a broker-dealer or other nominee (i.e., in “street name”), the broker-dealer or nominee will elect to participate in the Plan on the shareholder’s behalf unless the shareholder instructs them otherwise, or unless the reinvestment service is not provided by the broker-dealer or nominee.

Participants should contact Computershare Shareowner Services, LLC, P.O. Box 358015, Pittsburgh, PA 15252-8015, to receive the Plan brochure.

To receive dividends or distributions in cash, the shareholder must notify The Bank of New York Mellon (the “Plan Administrator”) at the address above or the institution in whose name the shares are held. The Plan Administrator must receive written notice ten business days before the record date for a distribution.

Whenever the Fund declares dividends in either cash or shares of the Fund, if the market price is equal to or exceeds net asset value at the valuation date, the participant will receive the dividends entirely in new shares at a price equal to the net asset value, but not less than 95% of the then current market price of the Fund’s shares. If the market price is lower than net asset value or if dividends and/or capital gains distributions are payable only in cash, the participant will receive shares purchased on the New York Stock Exchange or otherwise on the open market.

A participant has the option of submitting additional payments to the Plan Administrator, in any amounts of at least $100, up to a maximum of $5,000 per month, for the purchase of Fund shares for his or her account. These payments can be made by check or money order payable to The Bank of New York Mellon and sent to Computershare Shareowner Services, LLC, P.O. Box 382009, Pittsburgh, PA 15250-8009, Attention: Templeton Dragon Fund, Inc. The Plan Administrator will apply such payments (less a $5.00 service charge and less a pro rata share of trading fees) to purchases of the Fund’s shares on the open market.

Whenever shares are purchased on the New York Stock Exchange or otherwise on the open market, each participant will pay a pro rata portion of trading fees. Trading fees will be deducted from amounts to be invested. The Plan Administrator’s fee for a sale of shares through the Plan is $15.00 per transaction plus a $0.12 per share trading fee.

The automatic reinvestment of dividends and/or capital gains does not relieve the participant of any income tax which may be payable on dividends or distributions.

26 | Annual Report

Templeton Dragon Fund, Inc.

Dividend Reinvestment and Cash Purchase Plan (continued)

The participant may withdraw from the Plan without penalty at any time by written notice to the Plan Administrator and sent to Computershare Shareowner Services, LLC, P.O. Box 358015, Pittsburgh, PA 15252-8015. Upon withdrawal, the participant will receive, without charge, share certificates issued in the participant’s name for all full shares held by the Plan Administrator; or, if the participant wishes, the Plan Administrator will sell the participant’s shares and send the proceeds to the participant, less a service charge of $15.00 and less trading fees of $0.12 per share. The Plan Administrator will convert any fractional shares held at the time of withdrawal to cash at current market price and send a check to the participant for the net proceeds.

Direct Deposit Service for Registered Shareholders

Cash distributions can now be electronically credited to a checking or savings account at any financial institution that participates in the Automated Clearing House (“ACH”) system. The Direct Deposit service is provided for registered shareholders at no charge. To enroll in the service, access your account online by going to www.bnymellon.com/shareowner/equityaccess or dial (800) 416-5585 (toll free) and follow the instructions. Direct Deposit will begin with the next scheduled distribution payment date following enrollment in the service.

Annual Report | 27

Templeton Dragon Fund, Inc.

Transfer Agent

Computershare Shareowner Services, LLC
P.O. Box 358015
Pittsburgh, PA 15252-8015
(800) 416-5585
www.bnymellon.com/shareowner/equityaccess

Direct Registration

If you are a registered shareholder of the Fund, purchases of shares of the Fund can be electronically credited to your Fund account at Computershare Shareowner Services, LLC through Direct Registration. This service provides shareholders with a convenient way to keep track of shares through book entry transactions, to electronically move book-entry shares between broker-dealers, transfer agents and DRS eligible issuers, and eliminates the possibility of lost certificates. For additional information, please contact Computershare Shareowner Services, LLC at (800) 416-5585.

Shareholder Information

Shares of Templeton Dragon Fund, Inc. are traded on the New York Stock Exchange under the symbol TDF. Information about the net asset value and the market price is published each Monday in the Wall Street Journal, weekly in Barron’s and each Saturday in The New York Times and other newspapers. Daily market prices for the Fund’s shares are published in the New York Stock Exchange Composite Transactions section of newspapers.

For current information about distributions and shareholder accounts, call (800) 416-5585. Registered shareholders can now access their Fund account on-line with Investor Service Direct®. For information go to Computershare Shareowner Services, LLC’s web site at www.bnymellon.com/shareowner/equityaccess and follow the instructions.

The daily closing net asset value as of the previous business day may be obtained when available by calling Franklin Templeton Fund Information after 7 a.m. Pacific time any business day at (800) DIAL BEN/342-5236. The Fund’s net asset value and dividends are also listed on the NASDAQ Stock Market, Inc.’s Mutual Fund Quotation Service (“NASDAQ MFQS”).

Shareholders not receiving copies of the reports to shareholders because their shares are registered in the name of a broker or a custodian can request that they be added to the Fund’s mailing list by writing Templeton Dragon Fund, Inc., 100 Fountain Parkway, P.O. Box 33030, St. Petersburg, FL 33733-8030.

28 | Annual Report

Templeton Dragon Fund, Inc.

Tax Information (unaudited)

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Fund hereby reports the maximum amount allowable but no less than $70,020,198 as a long term capital gain dividend for the fiscal year ended December 31, 2011.

Under Section 871(k)(2)(C) of the Code, the Fund hereby reports the maximum amount allowable but no less than $575,675 as a short term capital gain dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended December 31, 2011.

Under Section 854(b)(1)(B) of the Code, the Fund hereby reports the maximum amount allowable but no less than $8,715,212 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended December 31, 2011. Distributions, including qualified dividend income, paid during calendar year 2011 will be reported to shareholders on Form 1099-DIV by mid-February 2012. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

At December 31, 2011, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund hereby reports to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Code. This written statement will allow shareholders of record on December 15, 2011, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid, foreign source income, and foreign qualified dividends as reported by the Fund, to shareholders of record.

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

Foreign Qualified Dividends Per Share (Column 3) is the amount per share of foreign source qualified dividends, plus any foreign taxes withheld on these dividends. These amounts represent

Annual Report | 29

Templeton Dragon Fund, Inc.

Tax Information (unaudited) (continued)

the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the Fund.1

By mid-February 2012, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2011. The Foreign
Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advi-
sors for information on the treatment of these amounts on their 2011 individual income tax returns.

1. Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limita-
tion calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to
Form 1116 for more information.

30 | Annual Report

Templeton Dragon Fund, Inc.

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves a three-year term that continues until that person's successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Harris J. Ashton (1932) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Director	Since 1994	132	Bar-S Foods (meat packing company) (1981-2010).
Principal Occupation During at Least the Past 5 Years Director of various companies; and **formerly,** Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).				
Ann Torre Bates (1958) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Director	Since 2008	35	SLM Corporation (Sallie Mae), Ares Capital Corporation (specialty finance company) and Allied Capital Corporation (financial services) (2003-2010).
Principal Occupation During at Least the Past 5 Years Independent strategic and financial consultant; and **formerly,** Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).				
Frank J. Crothers (1944) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Director	Since 1998	25	Fortis, Inc. (utility holding company) and AML Foods Limited (retail distributors).
Principal Occupation During at Least the Past 5 Years Director and Vice Chairman, Caribbean Utilities Company, Ltd.; director of various other private business and nonprofit organizations; and **formerly,** Chairman, Atlantic Equipment and Power Ltd. (1977-2003).				
Edith E. Holiday (1952) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Lead Independent Director	Director since 1996 and Lead Independent Director since 2007	132	Hess Corporation (exploration and refining of oil and gas), H.J. Heinz Company (processed foods and allied products), RTI International Metals, Inc. (manufacture and distribution of titanium), Canadian National Railway (railroad) and White Mountains Insurance Group, Ltd. (holding company).
Principal Occupation During at Least the Past 5 Years Director or Trustee of various companies and trusts; and **formerly,** Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison – United States Treasury Department (1988-1989).				

Annual Report | 31

32 | Annual Report

Annual Report | 33

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
David P. Goss (1947) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2000	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years Senior Associate General Counsel, Franklin Templeton Investments; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.				
Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.				
Rupert H. Johnson, Jr. (1940) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 1996	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 25 of the investment companies in Franklin Templeton Investments.				
Mark Mobius (1936) 17th Floor, The Chater House 8 Connaught Road Central Hong Kong	President and Chief Executive Officer – Investment Management	President since 1994 and Chief Executive Officer – Investment Management since 2002	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years Portfolio Manager of various Templeton advisory affiliates; Executive Chairman, Templeton Emerging Markets Group; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of six of the investment companies in Franklin Templeton Investments.				
Mark H. Otani (1968) One Franklin Parkway San Mateo, CA 94403-1906	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2009	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years Director, Global Fund Accounting Operations, Franklin Templeton Investments; and officer of 14 of the investment companies in Franklin Templeton Investments.				
Robert C. Rosselot (1960) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Secretary and Vice President	Secretary since 2004 and Vice President since 2009	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; Vice President, Secretary and Trust Officer, Fiduciary Trust International of the South; and officer of 46 of the investment companies in Franklin Templeton Investments.

34 | Annual Report

Annual Report | 35

Templeton Dragon Fund, Inc.

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Certifications

The Fund’s Chief Executive Officer – Finance and Administration is required by the New York Stock Exchange’s Listing Standards to file annually with the Exchange a certification that she is not aware of any violation by the Fund of the Exchange’s Corporate Governance Standards applicable to the Fund. The Fund has filed such certification.

In addition, the Fund’s Chief Executive Officer – Finance and Administration and Chief Financial Officer and Chief Accounting Officer are required by the rules of the U.S. Securities and Exchange Commission to provide certain certifications with respect to the Fund’s Form N-CSR and Form N-CSRS (which include the Fund’s annual and semiannual reports to shareholders) that are filed semiannually with the Commission. The Fund has filed such certifications with its Form N-CSRS for the six months ended June 30, 2011. Additionally, the Fund expects to file, on or about February 29, 2012, such certifications with its Form N-CSR for the year ended December 31, 2011.

36 | Annual Report

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is David W. Niemiec and he is
“independent" as defined under the relevant Securities and Exchange
Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $43,996 for the fiscal year ended December 31, 2011 and $41,987 for the fiscal year ended December 31, 2010.

(b) Audit-Related Fees
The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
(a) of Item 4 were $6,552 for the fiscal year ended December 31, 2011 and $6,270 for the fiscal year ended December 31, 2010. The services for which these fees were paid included attestation services.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $100,000 for the fiscal year ended December 31, 2011 and
$35,000 for the fiscal year ended December 31, 2010. The services for which these fees were paid included technical tax consultation for capital gain tax reporting to foreign governments and derivative instruments.

(d) All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended December 31, 2011 and $441 for the fiscal year ended December 31,
2010. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs
(a)-(c) of Item 4 were $0 for the fiscal year ended December 31, 2011 and $144,359 for the fiscal year ended December 31, 2010. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be
provided to the Fund by the auditors;

(iii) pre-approval of all non-audit related services to be
provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

(iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and
(iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities

Exchange Act of 1934, to management; subject, in the case of (ii)
through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $106,552 for the fiscal year ended December 31, 2011 and $186,070 for the fiscal year ended December
31, 2010.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Members of the Audit Committee are: Ann Torre Bates, Frank J. Crothers,
David W. Niemiec and Constantine D. Tseretopoulos

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-
End Management Investment Companies.

The board of trustees of the Fund has delegated the authority to vote proxies related to the portfolio securities held by the Fund to the
Fund's investment manager Templeton Asset Management Ltd. in accordance with the Proxy Voting Policies and Procedures (Policies) adopted by the investment manager.

The investment manager has delegated its administrative duties with respect to the voting of proxies to the Proxy Group within Franklin
Templeton Companies, LLC (Proxy Group), an affiliate and wholly owned subsidiary of Franklin Resources, Inc. All proxies received by the
Proxy Group will be voted based upon the investment manager’s instructions and/or policies. The investment manager votes proxies solely in the interests of the Fund and its shareholders.

To assist it in analyzing proxies, the investment manager subscribes to
Institutional Shareholder Services Inc. (ISS), an unaffiliated third-
party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, recordkeeping and vote disclosure services. In addition, the investment manager subscribes to Glass, Lewis & Co., LLC (Glass Lewis), an unaffiliated third-party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held
U.S. companies, as well as a limited subscription to its international research. Although ISS’ and/or Glass Lewis’ analyses are thoroughly reviewed and considered in making a final voting decision, the investment manager does not consider recommendations from ISS, Glass
Lewis or any other third party to be determinative of the investment manager’s ultimate decision. As a matter of policy, the officers, directors/trustees and employees of the investment manager and the
Proxy Group will not be influenced by outside sources whose interests conflict with the interests of the Fund and its shareholders. Efforts are made to resolve all conflicts in the interests of the investment manager’s clients. Material conflicts of interest are identified by the
Proxy Group based upon analyses of client, distributor, broker-dealer and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. In situations where a material conflict of interest is identified, the Proxy Group may defer to the voting recommendation of
ISS, Glass Lewis or those of another independent third-party provider of proxy services; or send the proxy directly to the Fund's board or a committee of the board with the investment manager's recommendation regarding the vote for approval.

Where a material conflict of interest has been identified, but the items on which the investment manager’s vote recommendations differ from Glass Lewis, ISS, or another independent third-party provider of proxy services relate specifically to (1) shareholder proposals regarding social or environmental issues, (2) “Other Business” without describing the matters that might be considered, or (3) items the investment manager wishes to vote in opposition to the recommendations of an issuer’s management, the Proxy Group may defer to the vote recommendations of the investment manager rather than sending the proxy directly to the Fund's board or a board committee for approval.

To avoid certain potential conflicts of interest, the investment manager will employ echo voting, if possible, in the following instances: (1) when the Fund invests in an underlying fund in reliance on any one of Sections 12(d) (1) (E), (F), or (G) of the 1940 Act, the
rules thereunder, or pursuant to any SEC exemptive orders thereunder;
(2) when the Fund invests uninvested cash in affiliated money market funds pursuant to the rules under the 1940 Act or any exemptive orders thereunder (“cash sweep arrangement”); or (3) when required pursuant to the Fund’s governing documents or applicable law. Echo voting means that the investment manager will vote the shares in the same proportion as the vote of all of the other holders of the Fund’s shares.

The recommendation of management on any issue is a factor that the investment manager considers in determining how proxies should be voted. However, the investment manager does not consider
recommendations from management to be determinative of the investment manager’s ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and the investment manager will not support the position of the company's management in any situation where it deems that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.

Investment manager’s proxy voting policies and principles The investment manager has adopted general proxy voting guidelines, which are summarized below. These guidelines are not an exhaustive list of all the issues that may arise and the investment manager cannot anticipate all future situations. In all cases, each proxy will be considered based on the relevant facts and circumstances.

Board of directors. The investment manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. The investment manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. The investment manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, the investment manager will review this issue as well as proposals to restore or provide for cumulative voting on a case-by-case basis, taking into consideration factors such as the company’s corporate governance guidelines or provisions and performance. The investment manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the investment manager will give careful review on a case-by-
case basis of the potential ramifications of such implementation.

Ratification of auditors of portfolio companies. The investment manager will closely scrutinize the independence, role and performance of auditors. On a case-by-case basis, the investment manager will examine proposals relating to non-audit relationships and non-audit fees. The investment manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of a lack of independence, accounting irregularities or negligence.

Management and director compensation. A company’s equity-based compensation plan should be in alignment with the shareholders’ long-
term interests. The investment manager believes that executive compensation should be directly linked to the performance of the company. The investment manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable, including the ISS quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plans. The investment manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment “evergreen” feature. The investment manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although the investment manager will generally oppose “golden parachutes” that are considered to be excessive. The investment manager will normally support proposals that require a percentage of directors’
compensation to be in the form of common stock, as it aligns their interests with those of shareholders.

The investment manager will review non-binding say-on-pay proposals on a case-by-case basis, and will generally vote in favor of such proposals unless compensation is misaligned with performance and/or shareholders’ interests, the company has not provided reasonably clear disclosure regarding its compensation practices, or there are concerns with the company’s remuneration practices.

Anti-takeover mechanisms and related issues. The investment manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, the investment manager conducts an independent review of each anti-takeover proposal.
On occasion, the investment manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm the Fund or its shareholders’ interests. The investment manager generally supports proposals that require shareholder rights’
plans (“poison pills”) to be subject to a shareholder vote and will closely evaluate such plans on a case-by-case basis to determine whether or not they warrant support. In addition, the investment manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. The investment manager generally opposes any supermajority voting requirements as well as the payment of “greenmail.” The investment manager generally supports “fair price” provisions and confidential voting.

Changes to capital structure. The investment manager realizes that a company's financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. The investment manager will review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. The investment manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. The investment manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. The investment manager will review proposals seeking preemptive rights on a case-by-case basis.

Mergers and corporate restructuring. Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. The investment manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.

Environment, social and governance issues. The investment manager will generally give management discretion with regard to social, environmental and ethical issues, although the investment manager may vote in favor of those that are believed to have significant economic benefits or implications for the Fund and its shareholders. The investment manager generally supports the right of shareholders to call special meetings and act by written consent. However, the investment manager will review such shareholder proposals on a case-by-case basis in an effort to ensure that such proposals do not disrupt the course of business or waste company resources for the benefit of a small minority of shareholders.

Global corporate governance. Many of the tenets discussed above are applied to the investment manager's proxy voting decisions for international investments. However, the investment manager must be flexible in these worldwide markets. Principles of good corporate governance may vary by country, given the constraints of a country’s laws and acceptable practices in the markets. As a result, it is on occasion difficult to apply a consistent set of governance practices to all issuers. As experienced money managers, The investment manager's analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.

The investment manager will generally attempt to process every proxy it receives for all domestic and foreign securities. However, there may be situations in which the investment manager may be unable to vote a proxy, or may chose not to vote a proxy, such as where: (i) proxy ballot was not received from the custodian; (ii) a meeting notice was received too late; (iii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iv) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if the investment manager votes a proxy or where the investment manager is prohibited from voting by applicable law or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (v) the investment manager held shares on the record date but has sold them prior to the meeting date; (vi) proxy voting service is not offered by the custodian in the market; (vii) the investment manager believes it is not in the best interest of the Fund or its shareholders to vote the proxy for any other reason not enumerated herein; or (viii) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person. The investment manager or its affiliates may, on behalf of one or more of the proprietary registered investment companies advised by the investment manager or its affiliates, determine to use its best efforts to recall any security on loan where the investment manager or its affiliates (a) learn of a vote on a material event that may affect a security on loan and (b) determine that it is in the best interests of such proprietary registered investment companies to recall the security for voting purposes.

Shareholders may view the complete Policies online at
franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at
(954) 527-7678 or by sending a written request to: Franklin Templeton

Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923,
Attention: Proxy Group. Copies of the Fund’s proxy voting records are available online at franklintempleton.com and posted on the SEC website at www.sec.gov. The proxy voting records are updated each year by
August 31 to reflect the most recent 12-month period ended June 30.

Item 8. Portfolio Managers of Closed-End Management Investment Company.

(a)(1) As of February 27, 2012, the portfolio managers of the Fund are as follows:

Mark Mobius, PH.D., Executive Chairman of Templeton Emerging Markets
Group and Portfolio Manager of Asset Management.
Dr. Mobius has been a portfolio manager of the Fund since inception. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. Dr. Mobius joined Franklin
Templeton Investments in 1987.

Eddie Chow, Executive Vice President of Templeton Asset Management Ltd.
Mr. Chow heads the team with primary responsibility for allocation of investments for the Fund. He has been working on the Fund since 2000 providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. Mr. Chow joined Franklin
Templeton Investments in 1994.

(a)(2) This section reflects information about the portfolio managers as of December 31, 2011.

The following table shows the number of other accounts managed by each portfolio manager and the total assets in the accounts managed within each category:

different than that charged to the Fund and may include performance based compensation. This may result in fees that are higher (or lower)
than the advisory fees paid by the Fund. As a matter of policy, each fund or account is managed solely for the benefit of the beneficial owners thereof. As discussed below, the separation of the trading execution function from the portfolio management function and the application of objectively based trade allocation procedures help to mitigate potential conflicts of interest that may arise as a result of the portfolio managers managing accounts with different advisory fees.

Conflicts. The management of multiple funds, including the Fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The investment manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund.
Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. As noted above, the separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The investment manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex
responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the investment manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The investment manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Compensation. The investment manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines.
Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base salary Each portfolio manager is paid a base salary.

Annual bonus Annual bonuses are structured to align the
interests of the portfolio manager with those of the Fund’s
shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to
65%) and restricted shares of a Franklin Templeton fund which vest over a three-year period (17.5% to 25%) and other mutual fund shares (17.5% to 25%). The deferred equity-based
compensation is intended to build a vested interest of the
portfolio manager in the financial performance of both Franklin
Resources and mutual funds advised by the manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund
shareholders. The Chief Investment Officer of the investment manager and/or other officers of the investment manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin
Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

Additional long-term equity-based compensation Portfolio
managers may also be awarded restricted shares or units of one or more mutual funds, and options to purchase common shares of a
Franklin Templeton fund. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the investment manager.

Ownership of Fund shares. The investment manager has a policy of encouraging portfolio managers to invest in the funds they manage.
Exceptions arise when, for example, a fund is closed to new investors or when tax considerations or jurisdictional constraints cause such an investment to be inappropriate for the portfolio manager. The following is the dollar range of Fund shares beneficially owned by each portfolio manager (such amounts may change from time to time):

Note: Because the portfolio managers are all foreign nationals, they do not hold shares in this U.S. registered fund, however they own shares in other similar Franklin Templeton funds managed by them, registered offshore and appropriate for foreign nationals.

Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers. None

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant
maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment
Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures,

no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on
Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the
Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the
Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this
Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Mark H. Otani, Chief Financial Officer and Chief
Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of
2002 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Mark H. Otani, Chief Financial Officer and Chief
Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Dragon Fund, Inc.

By /s/ LAURA F. FERGERSON
       Laura F. Fergerson
       Chief Executive Officer –
       Finance and Administration
Date February 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ LAURA F. FERGERSON
       Laura F. Fergerson
       Chief Executive Officer –
       Finance and Administration
Date February 24, 2012

By /s/ MARK H. OTANI
       Mark H. Otani
       Chief Financial Officer and
       Chief Accounting Officer
Date February 24, 2012